Derivative financial instruments - Schedule of maturity profile of financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 838	£ 482
Derivative liabilities	(1,018)	(1,202)
Total	(180)	(720)
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	0	(2)
Total	0	(2)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	717	375
Derivative liabilities	(950)	(1,138)
Total	(233)	(763)
Financing derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	123	19
Derivative liabilities	(237)	(355)
Total	(114)	(336)
Financing derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	594	356
Derivative liabilities	(713)	(783)
Total	(119)	(427)
Financing derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	88	46
Derivative liabilities	(86)	(61)
Total	2	(15)
Financing derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	69	41
Derivative liabilities	(45)	(77)
Total	24	(36)
Financing derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	34	47
Derivative liabilities	(17)	(73)
Total	17	(26)
Financing derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	51	6
Derivative liabilities	(8)	(25)
Total	43	(19)
Financing derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	352	216
Derivative liabilities	(557)	(547)
Total	£ (205)	£ (331)